Share-Based Compensation And Other Related Information - Dividends (Details) - $ / shares									1 Months Ended
	Nov. 21, 2022	Aug. 22, 2022	May 24, 2022	Mar. 01, 2021	Nov. 16, 2020	Aug. 17, 2020	May 19, 2020	Mar. 02, 2020	Mar. 08, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)	$ 0.10	$ 0.11	$ 0.12		$ 0.10	$ 0.10	$ 0.07	$ 0.07
Dividends Paid [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid (dollars per share)				$ 0.12					$ 0.10